Operating Leases – Right-of-Use Assets (Tables)	6 Months Ended
Oct. 31, 2023
Operating Leases – Right-of-Use Assets [Abstract]
Schedule of Maturity Analysis of Operating Lease Liabilities	The Company’s maturity analysis of operating lease liabilities as of October 31, 2023 is as follows:
	Operating Leases
	JPY	USD
	(Unaudited)	(Unaudited)
Remainder of 2024	4,177,500	27,582
2025	8,355,000	55,163
2026	2,785,000	18,387
Total lease payment	15,317,500	101,132
Less imputed interest	(232,384)	(1,534)
Present value of operating lease liabilities	15,085,116	99,598
Less: current obligation	(8,173,403)	(53,964)
Long-term obligation at October 31, 2023	6,911,713	45,634

Schedule of Supplemental Disclosure Related to Operating Leases	Supplemental disclosure related to operating leases were as follows:
	For the six months ended October 31, 2023
	JPY	USD
	(Unaudited)	(Unaudited)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	4,177,500	27,582
Weighted average remaining lease term of operating leases	1.92 years
Weighted average discount rate of operating leases	1.60%